Investments (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Investments [Line Items]
Short term investment	€ 1,552,050		€ 2,044,050
Bank aggregate amount	2,000,000
Short term deposit	44,050
Return of short term investments	500,000
Short term investment	8,000
Interest income	€ 32,525	€ 0
Top of range [Member]
Investments [Line Items]
Annual interest rate percentage	3.54%
Bottom of range [member]
Investments [Line Items]
Annual interest rate percentage	3.37%